Document and Entity Information	Dec. 12, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 12, 2025
Entity Registrant Name	Vital Energy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35380
Entity Tax Identification Number	45-3007926
Entity Address Address Line 1	600 Travis Street
Entity Address Address Line 2	Suite 7200
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	332-7001
Entity Information Former Legal Or Registered Name	Vital Energy, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	VTLE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001528129
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	521 E. Second Street
Entity Address Address Line 2	Suite 1000
Entity Address City Or Town	Tulsa
Entity Address State Or Province	OK
Entity Address Postal Zip Code	74120